Equity (Details 4) (USD $)			12 Months Ended
	Jan. 01, 2014	Dec. 31, 2013	Dec. 31, 2013 Warrant [Member]
Number of Warrants, Begining Balance	297	297
Warrants issued with convertible debentures			297
Number of Warrants, Ending Balance	297	297	297
Share Purchase Warrants Weighted Average Exercise Price, Beginning balance		$ 126
Warrants issued with convertible debentures,Weighted Average Exercise Price			$ 126
Share Purchase Warrants Weighted Average Exercise Price, Ending balance		$ 126	$ 126
Number of Warrants Outstanding and Exercisable, Expiry Date			Nov. 08, 2019